Provisions for Compensation and Penalty	12 Months Ended
Dec. 31, 2025
Provisions for Compensation and Penalty [Abstract]
PROVISIONS FOR COMPENSATION AND PENALTY

NOTE 6 — PROVISIONS FOR COMPENSATION AND PENALTY

	As of December 31,
	2024	2025
Provision for compensation	$328,615	$—
Provision for penalty	1,245,625	—
Total	$1,574,240	$—

The provision for staff injury compensation represented the management’s estimated liability for work-related injuries incurred by its employee. The provision was calculated based on estimated maximum future cash outflows to settle the staff injury claim. The claim considered the assessment loss of earning capacity including the necessary period of absence from duty and the percentage of loss of earning capacity permanently caused to the employee as a result of the work injury in accordance with Hong Kong Employees’ Compensation Ordinance and ASC 450. In accordance with ASC 450-20-30-1, $328,615 was the estimated amount within the range of loss appears at the time to be a better estimate than any other amount within the range.

The provision for staff injury compensation of $328,615 was recognized as expenses in prior years and classified as current liability as of December 31, 2024. During the year ended December 31, 2025, the staff injury case was settled, and the related costs were fully covered by the Company’s insurance provider. Consequently, the previously recognized provision for staff injury compensation of $328,615 was reversed during the year ended December 31, 2025.

The provision for penalty claim represented the management’s estimated liability for a dispute with one of its suppliers regarding a penalty claim. The dispute arose due to the Company’s underutilization of the cargo aircraft’s capacity, leading to a suboptimal load weight on the aircraft. Consequently, the supplier levied charges on the Company for the freight rate, fuel surcharge, and security charges, amounting to a total of $1,245,625.

The provision for penalty claim of $1,245,625 was recognized as expenses in prior years and classified as current liability as of December 31, 2024. During the year ended December 31, 2025, management reached a settlement agreement with the supplier for $115,384, thereby resolving the dispute. Consequently, the previously recognized provision for penalty of $1,130,241 was reversed during the year ended December 31, 2025.